31. RELATED PARTIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RecoverableTaxesLineItems [Line Items]
Salary and profit sharing		R$ 59,589	R$ 40,082	R$ 32,796
Short term benefits (1)	[1]	257	47	406
Private pension		893	564	568
Post-employment benefits		125	132	246
Termination benefits		16,275	10,070	5,825
Share-based payment		12,052	5,621	17,010
Total remuneration and benefits paid to professionals		R$ 89,191	R$ 56,516	R$ 56,851

[1]	Comprises: 9medical assistance, educational expenses and others.